Loan Receivable, Net (Details) - USD ($)			12 Months Ended
	Dec. 05, 2021	Sep. 01, 2021	Nov. 11, 2022	Dec. 31, 2021	Nov. 05, 2021
Loan Receivable, Net (Details) [Line Items]
Loan agreement amount					$ 200,000
Term loan			3.85%
Bad debts				$ 550,000
HuaMei Trading [Member]
Loan Receivable, Net (Details) [Line Items]
Amount invested	$ 350,000	$ 350,000
Investment interest rate	3.85%	4.99%
Non interest bearing loan	$ 350,000
Cacti Fintec Limited [Member]
Loan Receivable, Net (Details) [Line Items]
Extended loan amount				$ 2,100,000
Interest rate				3.78%
Maturity date				Dec. 24, 2022